Investment in Operating Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets other than real estate	¥ 17,820	¥ 14,032	¥ 14,721
Maximum
Schedule of Operating Leases [Line Items]
Operating lease contracts, non- cancelable lease terms	23 years